AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 12.0%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 7.48% (3-Month Term SOFR+216 basis points), 4/20/2032[1,2,3]	$1,500,960
950,000	Series 2020-8A, Class BR, 6.98% (3-Month Term SOFR+166 basis points), 10/20/2032[1,2,3]	950,472
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 7.23% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	998,798
2,000,000	Ares CLO Ltd. Series 2016-39A, Class A2R2, 6.96% (3-Month Term SOFR+166 basis points), 4/18/2031[1,2,3]	2,001,152
	Atalaya Equipment Leasing Trust
45,773	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	45,562
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	229,344
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 7.23% (3-Month Term SOFR+191 basis points), 1/20/2032[1,2,3]	1,268,968
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 7.03% (3-Month Term SOFR+171 basis points), 10/20/2031[1,2,3]	1,753,291
369,766	Capital Automotive Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	357,174
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.67% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	600,180
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,265
316,108	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	301,286
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,922,080
1,000,000	Crown City CLO 6.42%, 4/20/2037[1,2,3]	1,000,000
24,009	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	23,956
100,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 6.47% (3-Month Term SOFR+116 basis points), 5/15/2032[1,2,3]	99,966
1,500,000	Eaton Vance CLO Ltd. Series 2020-1A, Class BR, 7.23% (3-Month Term SOFR+191 basis points), 10/15/2034[1,2,3]	1,492,119
1,000,000	Evergreen Credit Card Trust 6.58%, 2/15/2027[3]	1,005,715
283,035	Exeter Automobile Receivables Trust Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	280,928
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	824,352
1,575,000	Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,512,899

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$216,674	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	$197,728
38,479	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	37,444
818,315	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	790,607
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,777,790
581,506	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 6.84% (1-Month Term SOFR+152 basis points), 5/25/2055[1,2,3]	581,353
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 7.33% (3-Month Term SOFR+201 basis points), 10/20/2034[1,2,3]	796,799
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 7.57% (3-Month Term SOFR+227 basis points), 5/15/2032[1,2,3]	1,000,119
2,000,000	Series 2019-2A, Class A2R, 7.27% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	1,985,506
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 7.03% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,500,100
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 7.44% (3-Month Term SOFR+211 basis points), 10/25/2031[1,2,3]	1,000,316
	Santander Consumer Auto Receivables Trust
402,559	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	397,454
863	Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	862
	Signal Peak CLO Ltd.
463,407	Series 2015-1A, Class AR2, 6.56% (3-Month Term SOFR+124 basis points), 4/20/2029[1,2,3]	463,446
1,000,000	Series 2019-1A, Class B, 7.58% (3-Month Term SOFR+227 basis points), 4/30/2032[1,2,3]	1,000,065
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	452,852
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	499,623
1,155,638	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,078,950
	Tricon American Homes Trust
2,000,000	Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,972,666
987,867	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	936,610
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	922,952
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 6.98% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,500,507
	Vibrant CLO Ltd.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,100,000	Series 2017-6A, Class BR, 7.22% (3-Month Term SOFR+189 basis points), 6/20/2029[1,2,3]	$1,101,323
2,000,000	Series 2019-11A, Class A2R, 7.28% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	2,000,463
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 7.32% (3-Month Term SOFR+201 basis points), 7/19/2028[1,2,3]	1,000,746
1,300,000	Series 2018-4A, Class A2AR, 6.98% (3-Month Term SOFR+166 basis points), 1/15/2032[1,2,3]	1,300,502
	Westlake Automobile Receivables Trust
162,636	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	161,982
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,215,176
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,762,197
	TOTAL ASSET-BACKED SECURITIES
	(Cost $46,725,894)	45,616,605
	BANK LOANS — 3.9%
913,750	American Airlines, Inc. 10.33% (3-Month Term SOFR+475 basis points), 4/20/2028[1,2,4,5]	950,492
644,489	Aramark Services, Inc. 7.94% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2]	645,498
1,342,612	Charter Communications Operating LLC 7.33% (1-Month Term SOFR+200 basis points), 12/9/2030[1,2]	1,330,763
1,129,460	Delta Air Lines, Inc. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	1,166,287
199,664	DT Midstream, Inc. 7.47% (1-Month Term SOFR+200 basis points), 6/12/2028[1,2,4]	200,520
942,838	Energizer Holdings, Inc. 7.68% (1-Month Term SOFR+225 basis points), 12/22/2027[1,2,4]	943,545
	ICON Luxembourg Sarl PLC
468,139	7.33%, 7/3/2028	469,814
116,637	7.33%, 7/3/2028	117,054
1,454,564	LPL Holdings, Inc. 7.17% (1-Month Term SOFR+175 basis points), 11/12/2026[1,2,4]	1,456,688
936,975	PetSmart LLC 9.18% (1-Month Term SOFR+375 basis points), 2/12/2028[1,2,4]	936,001
1,605,215	Restaurant Brands International 7.58% (1-Month Term SOFR+225 basis points), 9/23/2030[1,2,5]	1,606,218
1,262,998	SBA Senior Finance LLC 7.33% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2]	1,266,749
	United Airlines, Inc.
830,050	10.73% (3-Month Term SOFR+525 basis points), 6/21/2027[1,2,4]	855,798
307,000	8.08% (1-Month Term SOFR+275 basis points), 2/24/2031[1,2]	307,863
998,000	Virgin Media Bristol LLC 7.94% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	984,407
1,149,141	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,149,325

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$263,000	XPO, Inc. 7.32% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2]	$262,624
	TOTAL BANK LOANS
	(Cost $14,548,002)	14,649,646
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
	Angel Oak Mortgage Trust
258,846	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	250,115
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,694,136
125,176	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	121,037
204,920	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	193,718
1,332,800	Series 2020-3, Class B2, 5.35%, 4/25/2065[1,3,6]	1,226,413
377,318	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	352,840
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	664,121
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,178,950
	BRAVO Residential Funding Trust
243,473	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	224,821
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,119,227
	Citigroup Mortgage Loan Trust, Inc.
650,771	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	616,925
86,199	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	83,028
1,318,061	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	1,060,579
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	762,251
	Deephaven Residential Mortgage Trust
890,282	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	755,348
880,917	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	747,693
475,665	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	405,104
786,481	Series 2022-1, Class A1, 2.20%, 1/25/2067[1,3,6]	702,123
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,793,347
114,766	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	103,944
272,124	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	227,536
198,378	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,6]	181,979
1,156,772	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,6]	921,256
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.82%, 6/25/2056[1,3,6]	1,202,428
	New Residential Mortgage Loan Trust
90,193	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	82,669
180,387	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	165,157
1,416,926	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,176,071
	Residential Mortgage Loan Trust
6,419	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,6]	6,364

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$54,996	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,6]	$53,415
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,185,928
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	733,336
120,215	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	110,993
	SG Residential Mortgage Trust
83,523	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	81,873
86,448	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	84,770
1,020,301	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	808,254
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,189,134
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,046,322
	Starwood Mortgage Residential Trust
815,909	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	677,742
426,539	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	351,322
477,592	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	416,587
756,136	Toorak Mortgage Corp. Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	646,397
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $30,604,543)	26,405,253
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.9%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,6,7]	7,416
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,6]	796,123
1,500,000	BFLD Trust Series 2020-EYP, Class D, 8.39% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,8]	0
	BX Trust
1,000,000	7.28%, 4/15/2029[2,3]	997,500
766,262	Series 2021-MFM1, Class D, 6.94% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	757,641
1,200,000	Series 2021-LBA, Class FJV, 7.84% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,146,014
948,972	Series 2021-LBA, Class FV, 7.84% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	918,923
800,000	Series 2021-VOLT, Class F, 7.84% (1-Month Term SOFR+251 basis points), 9/15/2036[2,3]	792,000
1,500,000	Series 2021-LGCY, Class F, 7.39% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,468,239
1,500,000	Series 2021-PAC, Class F, 7.84% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,465,308
1,050,000	Series 2020-VKNG, Class E, 7.54% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	1,040,485
1,058,160	Series 2021-VINO, Class E, 7.39% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	1,046,256
1,412,390	Series 2021-SOAR, Class F, 7.79% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,395,618

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,172,895	Series 2021-XL2, Class F, 7.68% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	$1,161,166
885,590	Series 2022-LP2, Class E, 7.93% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	869,979
1,000,000	7.24%, 3/15/2041[3]	998,749
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 8.17% (1-Month Term SOFR+285 basis points), 12/15/2037[2,3]	595,500
2,269,339	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.98%, 1/10/2048[1,6,7]	30,003
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 8.20% (1-Month Term SOFR+288 basis points), 11/15/2037[2,3]	1,962,295
	COMM Mortgage Trust
668,888	Series 2014-CR19, Class XA, 0.79%, 8/10/2047[1,6,7]	915
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,474,600
	Credit Suisse Mortgage Capital Trust
7,020,098	Series 2020-NET, Class X, 1.25%, 8/15/2037[3,6]	88,896
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,299,981
2,285,639	Extended Stay America Trust Series 2021-ESH, Class C, 7.14% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,283,382
5,002,661	Fannie Mae-Aces Series 2014-M8, Class X2, 0.31%, 6/25/2024[6,7]	165
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,101,759	Series K044, Class X1, 0.74%, 1/25/2025[1,6,7]	17,424
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,6,7]	10,868
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,6,7]	32,480
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,6,7]	18,617
1,100,000	Series K052, Class X3, 1.62%, 1/25/2044[1,6,7]	27,827
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,6,7]	156,455
	Government National Mortgage Association
2,220,904	Series 2013-139, Class IO, 0.33%, 10/16/2054[1,6,7]	47,352
237,697	Series 2013-175, Class IO, 0.16%, 5/16/2055[1,6,7]	527
149,092	Series 2014-120, Class IO, 0.46%, 4/16/2056[1,6,7]	1,524
2,253,387	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,7]	77,332
3,125,223	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,6,7]	101,254
2,124,025	Series 2018-41, Class IO, 0.60%, 5/16/2060[1,6,7]	73,799
3,455,563	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,7]	143,116
1,072,987	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,7]	57,556
17,109,179	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,7]	659,540
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,364,684
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,505,121
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 7.79% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,426,535

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$503,326	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.04% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	$498,295
1,000,000	Morgan Stanley Bank of America Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	957,844
1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 9.62% (1-Month Term SOFR+429 basis points), 3/15/2039[2,3]	1,418,622
1,373,065	OPG Trust Series 2021-PORT, Class F, 7.39% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,342,171
1,500,000	SMRT Series 2022-MINI, Class E, 8.03% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,453,329
1,339,608	SREIT Trust Series 2021-MFP, Class F, 8.06% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,330,543
11,932,220	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.00%, 12/15/2052[1,6,7]	454,737
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,102,247
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,415,939
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,434,335
2,078,888	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.73%, 9/15/2058[1,6,7]	17,145
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,6,7]	5,904
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	962,596
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	787,651
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,6,7]	10,163
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $43,782,194)	41,510,686
	CORPORATE BONDS — 33.5%
	COMMUNICATIONS — 1.2%
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,5]	2,502,960
500,000	Netflix, Inc. 4.37%, 11/15/2026	492,582
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,422,708
		4,418,250
	CONSUMER DISCRETIONARY — 4.3%
158,000	Adient Global Holdings Ltd. 7.00%, 4/15/2028[1,3,5]	161,450
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,5]	1,388,193

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	BMW U.S. Capital LLC
$1,600,000	5.88% (SOFR Index+53 basis points), 4/1/2024[2,3]	$1,600,000
2,000,000	5.71% (SOFR Index+38 basis points), 8/12/2024[2,3]	2,002,184
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,154,702
	General Motors Financial Co., Inc.
2,000,000	5.95% (SOFR Rate+62 basis points), 10/15/2024[2]	1,999,914
1,000,000	5.40%, 5/8/2027	1,002,664
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	498,307
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,935,029
1,488,000	International Game Technology PLC 4.12%, 4/15/2026[1,3,5]	1,442,745
80,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	79,855
1,640,000	Toyota Motor Credit Corp. 5.61% (SOFR Rate+29 basis points), 9/13/2024[2]	1,640,603
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	464,276
		16,369,922
	CONSUMER STAPLES — 0.1%
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	381,409
		381,409
	ENERGY — 1.5%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	300,041
529,000	3.95%, 12/1/2026[1]	505,857
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	857,101
	DCP Midstream Operating LP
327,000	5.38%, 7/15/2025[1]	325,786
149,000	5.62%, 7/15/2027[1]	150,189
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	191,523
303,000	EnerSys 4.38%, 12/15/2027[1,3]	286,508
	EQT Corp.
382,000	6.12%, 2/1/2025[1]	382,461
777,000	3.13%, 5/15/2026[1,3]	736,416
882,000	PDC Energy, Inc. 5.75%, 5/15/2026[1]	880,520

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	$979,595
		5,595,997
	FINANCIALS — 22.1%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65%, 10/29/2024[1,5]	1,951,210
1,620,000	American Express Co. 6.25% (SOFR Index+93 basis points), 3/4/2025[1,2]	1,628,881
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,5]	573,660
	Bank of America Corp.
2,000,000	6.03% (SOFR Rate+69 basis points), 4/22/2025[1,2]	2,000,278
2,000,000	3.84% (SOFR Rate+111 basis points), 4/25/2025[1,6]	1,997,324
3,000,000	Bank of Nova Scotia 5.79% (SOFR Index+45 basis points), 4/15/2024[2,5]	3,000,318
1,000,000	Barclays PLC 7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,024,680
	Capital One Financial Corp.
1,500,000	4.17% (SOFR Rate+137 basis points), 5/9/2025[1,6]	1,497,013
1,000,000	5.70% (SOFR Rate+190 basis points), 2/1/2030[1,6]	1,008,300
1,500,000	Charles Schwab Corp. 1.15%, 5/13/2026[1]	1,383,238
	Citigroup, Inc.
2,000,000	6.00% (SOFR Rate+67 basis points), 5/1/2025[1,2]	2,000,420
2,000,000	6.02% (SOFR Rate+69 basis points), 1/25/2026[1,2]	2,002,170
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,6]	2,003,674
4,000,000	Cooperatieve Rabobank UA 5.72% (SOFR Index+38 basis points), 1/10/2025[2,5]	4,003,672
2,000,000	Credit Suisse Group A.G. 3.70%, 2/21/2025[5]	1,965,810
	Deutsche Bank A.G.
2,000,000	0.90%, 5/28/2024[5]	1,985,240
835,000	5.71% (SOFR Rate+159 basis points), 2/8/2028[1,5,6]	834,369
428,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	427,332
1,110,000	Huntington National Bank 4.01% (SOFR Rate+121 basis points), 5/16/2025[1,6]	1,105,843
3,000,000	ING Groep N.V. 6.97% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	3,030,351
3,000,000	JPMorgan Chase & Co. 6.25% (SOFR Rate+92 basis points), 2/24/2026[1,2]	3,014,346
3,000,000	KeyBank N.A. 5.64% (SOFR Index+32 basis points), 6/14/2024[1,2]	2,999,997
2,000,000	Macquarie Bank Ltd. 6.64% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	2,019,234

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	Macquarie Group Ltd. 6.05% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,5]	$1,998,520
2,000,000	MassMutual Global Funding II 5.61% (SOFR Rate+27 basis points), 10/21/2024[2,3]	2,000,250
3,000,000	Metropolitan Life Global Funding I 5.63% (SOFR Rate+30 basis points), 9/27/2024[2,3]	3,001,827
1,500,000	Mitsubishi UFJ Financial Group, Inc. 5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,5,6]	1,494,942
	Morgan Stanley
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,6]	1,947,104
2,000,000	6.28% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,009,920
1,000,000	5.17% (SOFR Rate+145 basis points), 1/16/2030[1,6]	1,001,332
889,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	750,094
1,765,000	National Bank of Canada 5.82% (SOFR Rate+49 basis points), 8/6/2024[2,5]	1,766,165
1,000,000	NatWest Markets PLC 6.78% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	1,009,500
2,000,000	New York Life Global Funding 5.67% (SOFR Index+33 basis points), 1/14/2025[2,3]	2,001,020
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	344,362
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	946,993
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	669,407
5,000,000	Royal Bank of Canada 5.69% (SOFR Index+36 basis points), 7/29/2024[2,5]	5,000,995
727,000	SLM Corp. 4.20%, 10/29/2025[1]	709,438
2,000,000	Standard Chartered PLC 6.25% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,5]	1,999,620
2,000,000	Toronto-Dominion Bank 5.75% (SOFR Rate+41 basis points), 1/10/2025[2,5]	1,998,640
3,000,000	Truist Financial Corp. 5.72% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,992,461
	VICI Properties LP / VICI Note Co., Inc.
888,000	3.50%, 2/15/2025[1,3]	868,514
800,000	4.25%, 12/1/2026[1,3]	769,256
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,6]	1,963,124
3,000,000	Westpac Banking Corp. 5.63% (SOFR Rate+30 basis points), 11/18/2024[2,5]	3,001,740
		83,702,584

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 0.6%
$835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	$828,809
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	499,081
1,000,000	5.00%, 5/15/2027[1,3]	976,420
		2,304,310
	INDUSTRIALS — 2.5%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.13%, 8/15/2026[1,3,5]	826,602
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[3]	1,003,619
2,000,000	Caterpillar Financial Services Corp. 5.57% (SOFR Rate+24 basis points), 5/17/2024[2]	2,000,416
2,000,000	Daimler Trucks Finance North America LLC 6.08% (SOFR Rate+75 basis points), 12/13/2024[2,3]	2,006,990
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	532,293
2,737,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.70%, 11/1/2024[1,3]	2,688,541
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	403,512
		9,461,973
	MATERIALS — 0.4%
1,000,000	Glencore Funding LLC 5.34%, 4/4/2027[3]	999,893
536,000	SNF Group S.A. 3.12%, 3/15/2027[1,3,5]	496,148
		1,496,041
	TECHNOLOGY — 0.5%
2,000,000	Hewlett Packard Enterprise Co. 1.45%, 4/1/2024[1]	2,000,000
		2,000,000
	UTILITIES — 0.3%
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	180,107
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,074,972
		1,255,079
	TOTAL CORPORATE BONDS
	(Cost $127,974,098)	126,985,565
	U.S. GOVERNMENT AND AGENCIES — 22.3%
	United States Treasury Note

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	0.25%, 5/15/2024	$9,938,830
10,000,000	3.25%, 8/31/2024	9,915,630
10,000,000	2.75%, 2/28/2025	9,793,850
10,000,000	3.50%, 9/15/2025	9,814,840
10,000,000	4.62%, 9/15/2026	10,025,000
10,000,000	4.13%, 9/30/2027	9,926,560
10,000,000	4.38%, 11/30/2028	10,058,200
10,000,000	4.00%, 1/31/2029	9,902,340
5,000,000	4.25%, 2/28/2029	5,009,375
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $84,874,059)	84,384,625

Number of Shares
	SHORT-TERM INVESTMENTS — 6.3%
24,060,943	Goldman Sachs Financial Square Government Fund - Institutional Class 5.13%[9]	24,060,943
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,060,943)	24,060,943
	TOTAL INVESTMENTS — 95.9%
	(Cost $372,569,733)	363,613,323
	Other Assets in Excess of Liabilities — 4.1%	15,646,574
	TOTAL NET ASSETS — 100.0%	$379,259,897

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
IO – Interest Only
MTN – Medium Term Note

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $143,027,106, which represents 37.7% of total net assets of the Fund.
[4]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]Foreign security denominated in U.S. Dollars.
[6]Variable rate security. Rate shown is the rate in effect as of March 31, 2024.
[7]Interest-only security.
[8]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[9]The rate is the annualized seven-day yield at period end.